Property and Equipment (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	$ 236,664
Property and equipment (amortization), ending balance	392,041	$ 236,664
Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	1,278,083	1,264,367
Additions, net of foreign exchange impact	285,620	28,853
Disposals	650,700	15,137
Property and equipment (amortization), ending balance	913,003	1,278,083
Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(1,041,419)	(967,599)
Depreciation expense	130,243	88,957
Disposals	(650,700)	(15,137)
Property and equipment (amortization), ending balance	(520,962)	(1,041,419)
Medical equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	13,862
Property and equipment (amortization), ending balance	11,358	13,862
Medical equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	61,512	60,378
Additions, net of foreign exchange impact	0	1,134
Disposals	0	0
Property and equipment (amortization), ending balance	61,512	61,512
Medical equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(47,650)	(44,708)
Depreciation expense	2,504	2,942
Disposals	0	0
Property and equipment (amortization), ending balance	(50,154)	(47,650)
Computer equipment
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	116,604
Property and equipment (amortization), ending balance	120,986	116,604
Computer equipment | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	365,537	352,955
Additions, net of foreign exchange impact	40,338	27,719
Disposals	0	15,137
Property and equipment (amortization), ending balance	405,875	365,537
Computer equipment | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(248,933)	(224,046)
Depreciation expense	35,956	40,024
Disposals	0	(15,137)
Property and equipment (amortization), ending balance	(284,889)	(248,933)
Office equipment and furniture
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	89,772
Property and equipment (amortization), ending balance	159,034	89,772
Office equipment and furniture | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	352,667	352,667
Additions, net of foreign exchange impact	141,305	0
Disposals	276,789	0
Property and equipment (amortization), ending balance	217,183	352,667
Office equipment and furniture | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(262,895)	(250,587)
Depreciation expense	72,043	12,308
Disposals	(276,789)	0
Property and equipment (amortization), ending balance	(58,149)	(262,895)
Leasehold improvements
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	16,426
Property and equipment (amortization), ending balance	100,663	16,426
Leasehold improvements | Cost
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	498,367	498,367
Additions, net of foreign exchange impact	103,977	0
Disposals	373,911	0
Property and equipment (amortization), ending balance	228,433	498,367
Leasehold improvements | Amortization
Reconciliation of changes in property, plant and equipment [abstract]
Property and equipment (amortization), beginning balance	(481,941)	(448,258)
Depreciation expense	19,740	33,683
Disposals	(373,911)	0
Property and equipment (amortization), ending balance	$ (127,770)	$ (481,941)